CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 447,767	$ 231,339
Realized and unrealized losses on gold hedges	(119,324)	(23,121)
Net revenue	328,443	208,218
Cost of sales:
Production costs	(166,665)	(115,769)
Depreciation and depletion	(62,761)	(23,603)
Royalties	(33,004)	(13,957)
Total cost of sales	(262,430)	(153,329)
Income from mine operations	66,013	54,889
General and administrative expenses	(25,264)	(20,022)
Exploration and evaluation expenditures	(4,206)	(6,142)
Termination of offtake agreement	0	(13,063)
Share of net income related to joint venture	0	2,432
Service fee earned as operators of joint venture	0	976
Gain on derecognition of equity investment in joint venture	0	1,416
Income from operations and joint venture	36,543	20,486
Transaction costs	0	(2,492)
Finance income	6,056	5,853
Finance expense	(17,786)	(15,183)
Foreign exchange gain (loss)	5,669	(123)
Income before taxes	30,482	8,541
Current income tax expense	(38,259)	0
Deferred income tax expense	(23,024)	0
Net (loss) income and comprehensive (loss) income for the year	(30,801)	8,541
Net (loss) income attributable to:
Common shareholders of the Company	(29,290)	6,118
Non-controlling interest	(1,511)	2,423
Net (loss) income for the year	$ (30,801)	$ 8,541
Weighted average number of shares outstanding:
Basic	258,375,097	250,651,506
Diluted	258,375,097	255,772,078
Net (loss) income per share attributable to common shareholders:
Basic	$ (0.11)	$ 0.02
Diluted	$ (0.11)	$ 0.02